DESCRIPTION OF THE PLAN (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant contribution, minimum contribution to eligible compensation, percentage	1.00%
Participant contribution, pretax, maximum annual compensation to total compensation, percentage	50.00%
Highly compensated employee maximum contribution	15.00%
Participant contribution, automatic, deferral rate	4.00%
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	6.00%
Participant contribution, allowable incremental change	1.00%
Employer contribution, vesting	25.00%
Employer contribution vesting, requisite service period	4 years
Forfeited nonvested account, decrease from employer contribution	$ 32,000
Forfeited nonvested account	400,000	$ 165,000
Note receivable from participant, account, minimum borrowing, amount	1,000
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, general loan, minimum borrowing term	1 year
Note receivable from participant, general loan, maximum borrowing term	5 years
Note receivable from participant, account, primary residence, maximum borrowing term	10 years
EBP, Employer, Common Stock
EBP, Description of Plan [Line Items]
Investment sold, excluding plan interest in master trust, selling price	$ 28,100,000
Investment acquired, excluding plan interest in master trust, cost	$ 11,600,000